Schedule of Earnings Per Share, Basic and Diluted (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1	$ (2,432,435)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2	(2,478,561)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3	(3,051,492)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4	(7,798,641)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5	64,958,069
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6	63,104,788
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7	64,646,096
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8	$ 55,066,317
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9	(0.04)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10	(0.04)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11	(0.05)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12	(0.14)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13	$ (2,432,435)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14	(2,478,561)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15	(3,051,492)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16	(7,798,641)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 17	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 18	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 19	(1,094,449)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 20	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 21	(2,432,435)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 22	(2,478,561)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 23	(4,145,941)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 24	(7,798,641)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 25	64,958,069
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 26	63,104,788
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 27	64,646,096
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 28	55,066,317
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 29	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 30	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 31	534,822
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 32	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 33	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 34	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 35	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 36	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 37	64,958,069
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 38	63,104,788
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 39	65,180,918
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 40	$ 55,066,317
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 41	(0.04)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 42	(0.04)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 43	(0.06)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 44	(0.14)